Shareholder Report, Line Graph (Details) - USD ($)				11 Months Ended	12 Months Ended				24 Months Ended		36 Months Ended		48 Months Ended		60 Months Ended		72 Months Ended		84 Months Ended		96 Months Ended		108 Months Ended		120 Months Ended
	Dec. 06, 2024	Nov. 03, 2015	Oct. 31, 2015	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2016	Oct. 31, 2016	Oct. 31, 2015	Oct. 31, 2017	Oct. 31, 2017	Oct. 31, 2018	Oct. 31, 2018	Oct. 31, 2019	Oct. 31, 2019	Oct. 31, 2020	Oct. 31, 2020	Oct. 31, 2021	Oct. 31, 2021	Oct. 31, 2022	Oct. 31, 2022	Oct. 31, 2023	Oct. 31, 2023	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2025	Oct. 31, 2025
C000205825
Account Value [Line Items]
Line Graph and Table Measure Name					Dana Epiphany Equity Fund - Institutional
Accumulated Value			$ 10,000			$ 9,854			$ 12,068		$ 12,831			$ 14,468	$ 15,157		$ 21,023			$ 17,709	$ 17,582			$ 23,647		$ 28,677
C000161987
Account Value [Line Items]
Line Graph and Table Measure Name					Dana Epiphany Small Cap Equity Fund - Institutional
Accumulated Value		$ 10,000					$ 9,313			$ 11,462		$ 11,124	$ 11,217			$ 10,764		$ 17,439	$ 13,848			$ 13,735	$ 18,411		$ 20,143
C000131830
Account Value [Line Items]
Line Graph and Table Measure Name					Dana Large Cap Equity Fund - Institutional
Accumulated Value			10,000			9,834			12,795		13,214			15,269	15,979		22,512			18,648	19,850			27,665		33,628
C000237915
Account Value [Line Items]
Line Graph and Table Measure Name					Kovitz Core Equity ETF
Accumulated Value			10,000			10,365			13,166		13,364			14,746	14,780		22,401			17,918	19,615			26,221		29,357
C000255350
Account Value [Line Items]
Line Graph and Table Measure Name					Slow Capital Growth Fund
Accumulated Value	$ 10,000			$ 11,120
C000123870
Account Value [Line Items]
Line Graph and Table Measure Name								SMI Dynamic Allocation Fund
Accumulated Value			10,000			10,062			10,853		10,869			11,518	11,927		14,094			11,300	11,725			13,972		16,970
C000123869
Account Value [Line Items]
Line Graph and Table Measure Name								SMI Multi-Strategy Fund
Accumulated Value			10,000			10,144			11,970		12,012			12,439	13,050		16,379			14,202	14,189			17,262		19,710
C000123868
Account Value [Line Items]
Line Graph and Table Measure Name								Sound Mind Investing Fund
Accumulated Value			10,000			10,055			12,223		12,512			13,047	13,558		18,575			16,584	15,999			20,191		21,145
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value			10,000			10,451			12,921		13,870			15,857	17,397		24,862			21,230	23,383			32,272		39,196
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		10,000					10,300			12,734		13,670	15,628			17,145		24,503	20,923			23,045	31,806		38,630
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value			10,000			10,451			12,921		13,870			15,857	17,397		24,862			21,230	23,383			32,272		39,196
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value			10,000			10,451			12,921		13,870			15,857	17,397		24,862			21,230	23,383			32,272		39,196
Morningstar US Target Market Exposure TR USD
Account Value [Line Items]
Line Graph and Table Measure Name					Morningstar US Target Market Exposure
Accumulated Value	$ 10,000			$ 11,346
SMI Balanced Fund - Blend Benchmark
Account Value [Line Items]
Line Graph and Table Measure Name					Weighted Index*
SMI Balanced Fund - Blend Benchmark
Account Value [Line Items]
Line Graph and Table Measure Name					Weighted Index*
S&P SmallCap 600 Index
Account Value [Line Items]
Line Graph and Table Measure Name					S&P SmallCap 600<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		10,000					10,393			13,294		14,039	14,494			13,375		21,258	18,746			17,311	22,505		23,745
Morningstar US Small Core TR (USD)
Account Value [Line Items]
Line Graph and Table Measure Name					Morningstar US Small Core Index
Accumulated Value		$ 10,000					$ 10,418			$ 12,637		$ 12,654	$ 14,105			$ 12,724		$ 18,557	$ 16,434			$ 16,644	$ 22,098		$ 23,288
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500 Index TR			S&P 500 Index TR
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index			Bloomberg U.S. Aggregate Bond Index
Accumulated Value			10,000			10,437			10,531		10,315			11,502	12,214		12,155			10,249	10,286			11,370		12,071
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500 Index TR			S&P 500 Index TR
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index			Bloomberg U.S. Aggregate Bond Index
Accumulated Value			$ 10,000			$ 10,437			$ 10,531		$ 10,315			$ 11,502	$ 12,214		$ 12,155			$ 10,249	$ 10,286			$ 11,370		$ 12,071
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name								S&P 500 Index TR